Divestitures	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Divestitures
Note 7: Divestitures
In December 2024, the Company sold its FindLaw business in a transaction valued at up to $410 million, as well as certain other non-core businesses, which were individually not material to the results of operations. FindLaw, an operator of an online legal directory and provider of website creation and hosting services, law firm marketing solutions, and peer rating services, was reported within the Legal segment. The consideration received in December 2024 from the sale of FindLaw and the other non-core businesses consisted of
$297 million in cash
proceeds and $88
million of contingent receivables, which are subject to meeting certain transition milestones and revenue targets over the next six to eighteen months. The contingent receivables have been included in “Other financial assets”, current and non-current
as appropriate, in the consolidated statement of financial position. The gain on sale of FindLaw and the other non-core
businesses was $
196
 million in aggregate.

In June 2023, the Company sold a majority interest in its Elite business, a provider of financial and practice management solutions to law firms, to TPG, a global alternative asset management firm, for proceeds of $418 million. The Company retained a 19.9% minority interest in Elite valued at $87 million (see note 9). The gain on sale of Elite was $342 million.
The net assets disposed and gain on the above transactions were as follows:

	Year ended December 31,
	2024	2023
Consideration received or receivable:
Cash and cash equivalents	297	418
Fair value of contingent consideration	88	-
Total consideration	385	418

Trade and other receivables	(23)	(51)
Prepaid expenses and other current assets	(24)	(13)
Computer software	(25)	(36)
Goodwill	(87)	(104)
Other non-current assets	(17)	(2)
Total assets	(176)	(206)
Payables, accruals and provisions	-	11
Deferred revenue	2	49
Total liabilities	2	60
Net assets disposed	(174)	(146)
Opening balance 19.9% equity investment in Elite	-	87
Other	(15)	(17)
Gain on sale before income tax	196	342